Revenue Information - Summary of Revenue (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disaggregation of Revenue [Line Items]
Total Revenue	$ 12,451,126	$ 20,149,953
Europe
Disaggregation of Revenue [Line Items]
Total Revenue	4,830,840	10,748,246
PRC
Disaggregation of Revenue [Line Items]
Total Revenue	2,401,219	1,994,678
USA
Disaggregation of Revenue [Line Items]
Total Revenue	5,186,643	1,181,323
South America
Disaggregation of Revenue [Line Items]
Total Revenue		6,162,209
Others
Disaggregation of Revenue [Line Items]
Total Revenue	32,424	63,497
Product Revenues
Disaggregation of Revenue [Line Items]
Total Revenue	12,088,605	19,956,234
Service Revenues
Disaggregation of Revenue [Line Items]
Total Revenue	$ 362,521	$ 193,719